17. COMMITMENT AND CONTINGENCIES (Details 1) (USD $)	Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
2013	$ 453,000
2014	453,000
2015	113,000
Total future minimum employment contract payments	$ 1,019,000